Schedule of credit risk exposure by type (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 3,061,209	₨ 1,934,713
Other financial assets	706,236	684,940
Cash and cash equivalents (except cash in hand)	503,476	800,027
Total	₨ 4,270,921	₨ 3,419,680